Supplement to the
Strategic Advisers® International Fund
April 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2011. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements biographical information found in the "Fund Management" section beginning on page 20.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

SIT-13-01  May 21, 2013
1.923440.102

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2012. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements biographical information found in the "Fund Management" section beginning on page 30.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

STG-13-01  May 21, 2013
1.954793.101

Supplement to the
Strategic Advisers® International Multi-Manager Fund
Class F
April 29, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2012. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements biographical information found in the "Fund Management" section beginning on page 23.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

STG-F-13-01  May 21, 2013
1.963582.100